CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 77,509	$ 26,198	$ (20,200)
Available for sale securities
Unrealized gain (loss) arising during period	(4,698)	2,757	(287)
Change in unrealized losses for which a portion of other than temporary impairment has been recognized in earnings	270	1,160	600
Reclassification adjustment for other than temporary impairment included in earnings	26	339	760
Reclassification adjustments for (gains) included in earnings	(7)	(1,193)	(204)
Unrealized gains (losses) recognized in other comprehensive income on available for sale securities	(4,409)	3,063	869
Income tax expense (benefit)	(1,544)	0	304
Unrealized gains (losses) recognized in other comprehensive income on available for sale securities, net of tax	(2,865)	3,063	565
Derivative instruments
Unrealized loss arising during period	(37)	(127)	(482)
Reclassification adjustment for expense recognized in earnings	208	491	799
Reclassification adjustment for accretion on settled derivatives	189	436	659
Unrealized gains recognized in other comprehensive income on derivative instruments	360	800	976
Income tax expense (benefit)	(1,318)	0	342
Unrealized gains recognized in other comprehensive income on derivative instruments, net of tax	1,678	800	634
Other comprehensive income (loss)	(1,187)	3,863	1,199
Comprehensive income (loss)	$ 76,322	$ 30,061	$ (19,001)